Supplement to the
Fidelity® Fundamental Large Cap Core ETF, Fidelity® Fundamental Large Cap Growth ETF, and Fidelity® Fundamental Large Cap Value ETF
November 29, 2024
Prospectus

Risteard Hogan no longer serves as Co-Portfolio Manager of Fidelity® Fundamental Large Cap Growth ETF.
The following information replaces similar information for Fidelity® Fundamental Large Cap Growth ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
The fund is jointly and primarily managed by the team of Tim Gannon (Co-Portfolio Manager), Michael Kim (Co-Portfolio Manager), and Christopher Lee (Co-Portfolio Manager). Mr. Kim has managed the fund since 2021. Mr. Gannon has managed the fund since 2024. Mr. Lee has managed the fund since 2025.
The following information replaces the biographical information for Fidelity® Fundamental Large Cap Growth ETF found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Fidelity® Fundamental Large Cap Growth ETF is jointly and primarily managed by the team of Tim Gannon (Co-Portfolio Manager), Michael Kim (Co-Portfolio Manager), and Christopher Lee (Co-Portfolio Manager). Mr. Kim has managed the fund since 2021. Mr. Gannon has managed the fund since 2024. Mr. Lee has managed the fund since 2025.
Mr. Gannon develops the investment strategy for Fidelity® Fundamental Large Cap Growth ETF and is not responsible for the operational implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gannon has worked as a quantitative analyst and portfolio manager.
Mr. Kim is responsible for the operational implementation of Fidelity® Fundamental Large Cap Growth ETF's investment strategy. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.
Mr. Lee is Co-Portfolio Manager of Fidelity® Fundamental Large Cap Growth ETF. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.
CGC-PSTK-0625-100 1.9920861.100	June 13, 2025
Supplement to the
Fidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF, Fidelity® Fundamental Small-Mid Cap ETF, Fidelity® Magellan℠ ETF, Fidelity® Real Estate Investment ETF, Fidelity® Sustainable U.S. Equity ETF, and Fidelity® Women's Leadership ETF
November 29, 2024
Prospectus

Effective June 13, 2025, Nidhi Gupta no longer serves as Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF.
Effective June 13, 2025, Michael Robertson no longer serves as Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF.
The following information supplements information for Fidelity® Sustainable U.S. Equity ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Michael Kim (Co-Portfolio Manager) has managed the fund since 2025.
Preeti Sayana (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information for Fidelity® Sustainable U.S. Equity ETF found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Michael Kim is Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.
Preeti Sayana is Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as research analyst and portfolio manager.
The following information replaces similar information for Fidelity® Real Estate Investment ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
The fund is jointly and primarily managed by the team of Steve Buller (Co-Portfolio Manager) and Michael Kim (Co-Portfolio Manager). Mr. Buller has managed the fund since 2021 and Mr. Kim has managed the fund since 2024.
Mr. Buller develops the investment strategy for the fund and is not responsible for the operational implementation of the strategy. Mr. Kim is responsible for the operational implementation of the strategy.
The following information replaces similar information for Fidelity® Sustainable U.S. Equity ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
The fund is jointly and primarily managed by the team of Nicole Connolly (Co-Lead Portfolio Manager), Nidhi Gupta (Co-Lead Portfolio Manager), and Michael Robertson (Co-Portfolio Manager), each of whom has managed the fund since 2021 (Ms. Gupta since 2024).
Ms. Connolly and Ms. Gupta develop the investment strategy for the fund in conjunction with Mr. Robertson. Ms. Connolly and Ms. Gupta are not responsible for the operational implementation of the strategy. Mr. Robertson is responsible for the operational implementation of the strategy.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF and Ms. Gupta will assume sole Lead Portfolio Manager responsibilities.
The following information replaces similar information for Fidelity® Women's Leadership ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
The fund is jointly and primarily managed by the team of Nicole Connolly (Co-Lead Portfolio Manager), Preeti Sayana (Co-Lead Portfolio Manager), and Kenyon Hunt (Co-Portfolio Manager). Ms. Connolly has managed the fund since 2021, Mr. Hunt has managed the fund since 2023, and Ms. Sayana has managed the fund since 2024.
Ms. Connolly and Ms. Sayana develop the investment strategy for the fund and are not responsible for the operational implementation of the strategy. Mr. Hunt is responsible for the operational implementation of the strategy.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Women's Leadership ETF and Ms. Sayana will assume sole Lead Portfolio Manager responsibilities.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Fidelity® Real Estate Investment ETF is jointly and primarily managed by the team of Steve Buller (Co-Portfolio Manager) and Michael Kim (Co-Portfolio Manager). Mr. Buller has managed the fund since 2021 and Mr. Kim has managed the fund since 2024.
Mr. Buller develops the investment strategy for Fidelity® Real Estate Investment ETF and is not responsible for the operational implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Buller has worked as a research analyst and portfolio manager.
Mr. Kim is responsible for the operational implementation of Fidelity® Real Estate Investment ETF's investment strategy. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.
Fidelity® Sustainable U.S. Equity ETF is jointly and primarily managed by the team of Nicole Connolly (Co-Lead Portfolio Manager), Nidhi Gupta (Co-Lead Portfolio Manager), and Michael Robertson (Co-Portfolio Manager), each of whom has managed the fund since 2021 (Ms. Gupta since 2024).
Ms. Connolly develops the investment strategy for Fidelity® Sustainable U.S. Equity ETF in conjunction with Ms. Gupta and Mr. Robertson and is not responsible for the operational implementation of the strategy. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
Ms. Gupta develops the investment strategy for Fidelity® Sustainable U.S. Equity ETF in conjunction with Ms. Connolly and Mr. Robertson and is not responsible for the operational implementation of the strategy. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Mr. Robertson, in addition to his role in developing the investment strategy for Fidelity® Sustainable U.S. Equity ETF, is responsible for the operational implementation of the investment strategy. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as a quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF and Ms. Gupta will assume sole Lead Portfolio Manager responsibilities.
Fidelity® Women's Leadership ETF is jointly and primarily managed by the team of Nicole Connolly (Co-Lead Portfolio Manager), Preeti Sayana (Co-Lead Portfolio Manager), and Kenyon Hunt (Co-Portfolio Manager). Ms. Connolly has managed the fund since 2021, Mr. Hunt has managed the fund since 2023, and Ms. Sayana has managed the fund since 2024.
Ms. Connolly develops the investment strategy for Fidelity® Women's Leadership ETF and is not responsible for the implementation of the strategy. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
Ms. Sayana develops the investment strategy for Fidelity® Women's Leadership ETF and is not responsible for the implementation of the strategy. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as a research analyst and portfolio manager.
Mr. Hunt is responsible for the operational implementation of Fidelity® Women's Leadership ETF's investment strategy. Since joining Fidelity Investments in 2020, Mr. Hunt has worked as a quantitative research specialist, quantitative analyst, and portfolio manager. Prior to joining Fidelity, Mr. Hunt worked at FactSet as a consultant and consulting manager. He has been in the financial industry since 2016.
It is expected that Ms. Connolly will retire on or about December 31, 2024.  At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Women's Leadership ETF and Ms. Sayana will assume sole Lead Portfolio Manager responsibilities.
ETC-PSTK-0625-109 1.9903671.109	June 13, 2025